Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2019		1,777,927
Beginning balance at Dec. 31, 2019	$ 29,827	$ 29,231	$ (9,722)	$ (122)	[1]	$ 2,045	[2]	$ 21,432	$ 8,395
Net income	1,285		757					757	528
Total other comprehensive income	85		0	85	[1]	0		85	0
Total comprehensive income	1,370		757	85	[1]	0		842	528
Transactions with owners
Dividends	(246)	$ 0	(246)	0		0		(246)
Issuance of 16% interest in Tanzania mines	238								238
Number of shares issued on exercise of stock options		40
Funding from non-controlling interests	1								1
Disbursements to non-controlling interests	(448)								(448)
Number of shares issued in dividend reinvestment plan with owners		101
Dividend reinvestment plan (note 16)		$ 3	(3)
Share-based payments	4					4	[2]	4
Total transactions with owners (shares)		141
Total transactions with owners	(451)	$ 3	(249)			4	[2]	(242)	(209)
Ending balance (shares) at Jun. 30, 2020		1,778,068
Ending balance at Jun. 30, 2020	30,746	$ 29,234	(9,214)	(37)	[1]	2,049	[2]	22,032	8,714
Beginning balance (shares) at Dec. 31, 2019		1,777,927
Beginning balance at Dec. 31, 2019	29,827	$ 29,231	(9,722)	(122)	[1]	2,045	[2]	21,432	8,395
Transactions with owners
Funding from non-controlling interests	11
Disbursements to non-controlling interests	(1,578)
Ending balance (shares) at Dec. 31, 2020		1,778,190
Ending balance at Dec. 31, 2020	31,710	$ 29,236	(7,949)	14	[1]	2,040	[2]	23,341	8,369
Net income	1,524	0	949	0		0		949	575
Total other comprehensive income	(34)	0	0	(34)	[1]	0		(34)	0
Total comprehensive income	1,490	0	949	(34)	[1]	0		915	575
Transactions with owners
Dividends	(317)	0	(317)	0		0		(317)
Return of capital (note 16)	(250)	$ (250)				0		(250)	0
Number of shares issued on exercise of stock options		50
Funding from non-controlling interests	12								12
Disbursements to non-controlling interests	(471)								(471)
Number of shares issued in dividend reinvestment plan with owners		104
Dividend reinvestment plan (note 16)		$ 3	(3)			0	[2]
Increase (decrease) through share-based payment transactions, shares		898
Share-based payments	0	$ 6				(6)	[2]	0
Total transactions with owners (shares)		1,052
Total transactions with owners	(1,026)	$ (241)	(320)	0	[1]	(6)	[2]	(567)	(459)
Ending balance (shares) at Jun. 30, 2021		1,779,242
Ending balance at Jun. 30, 2021	$ 32,174	$ 28,995	$ (7,320)	$ (20)	[1]	$ 2,034	[2]	$ 23,689	$ 8,485

[1]	Includes cumulative translation losses at June 30, 2021: $95 million (December 31, 2020: $95 million; June 30, 2020: $92 million)
[2]	Includes additional paid-in capital as at June 30, 2021: $1,996 million (December 31, 2020: $2,002 million; June 30, 2020: $2,011 million).